Derivative Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at the beginning of the period	$ 409,948	$ 402,881	$ 16,886,192
Addition of new derivative liabilities	1,127,281		403,539
Change in fair value of warrants			(290,276)
Change in fair value of embedded conversion option	305,886	44,084	(16,596,574)
Derecognition of derivatives upon settlement of convertible notes	(462,324)	(37,017)
Balance at the end of the period	$ 1,380,791	$ 409,948	$ 402,881